FINANCE LEASE LIABILITY AND OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
FINANCE LEASE LIABILITY AND OTHER LONG-TERM LIABILITIES
FINANCE LEASE LIABILITY AND OTHER LONG-TERM LIABILITIES

(in thousands of $)	2019	2018
Unamortized sellers' credit	—	3,282
Other items	4	4
	4	3,286

The unamortized seller's credit related to five offshore support vessels on long-term bareboat charters to the Solstad Charterer. In the year ended December 31, 2019, the sellers' credit expired and the remaining unamortized balance was eliminated in conjunction with the impairment of the five vessels, four of which are accounted for as operating leases within Vessels and Equipment, net, and one as a direct financing lease. (Refer to Note 13: Vessels and equipment, net and Note 16: Investments in sales-type leases, direct financing leases and leaseback assets).

(in thousands of $)	2019	2018
Finance lease liability, current portion	68,874	67,793
Finance lease liability, long-term portion	1,037,553	1,104,258
	1,106,427	1,172,051

In October 2015, the Company entered into agreements to charter in two 19,200 TEU newbuildings container vessels on a bareboat basis, each for a period of 15 years from delivery by the shipyard, and to charter out each vessel for the same 15-year period on a bareboat basis to MSC, an unrelated party. The vessels were delivered in December 2016 and March 2017. Both vessels are accounted for as investments in direct financing leases. (See Note 16: Investments in sales-type leases, direct financing leases and leaseback assets).

In December 2018, the Company entered into agreements to charter in a further two 19,400 TEU container vessels on a bareboat basis, each for a period of 15 years, and to charter out each vessel for the same 15-year period on a bareboat basis to MSC, an unrelated party. The vessels were delivered in December 2018 and both are accounted for as investments in direct financing leases. (See Note 16: Investments in sales-type leases, direct financing leases and leaseback assets).

Also in 2018, the Company acquired four 13,800 TEU container vessels and three 10,600 TEU container vessels, which were subsequently refinanced with an Asian based financial institution by entering into separate sale and leaseback financing arrangements. The vessels are leased back for terms ranging from six to 11 years, with options to purchase the vessel after six years. Due to the terms of the sale and leaseback arrangements, each option is expected to be exercised on the sixth anniversary. These sale and leaseback transactions were accounted for as vessels under finance leases. (See Note 14: Vessels under finance lease, net).

The Company's future minimum lease liability under the non-cancellable finance leases are as follows:

Year ending December 31,	(in thousands of $)
2020	128,424
2021	126,726
2022	126,726
2023	126,726
2024	485,999
Thereafter	490,801
Total finance lease liability	1,485,402
Less: imputed interest payable	(378,975)
Present value of finance lease liability	1,106,427
Less: current portion	(68,874)
Finance lease liability, long-term portion	1,037,553

Interest incurred on the finance lease liability in the year ended December 31, 2019 was $62.8 million (2018: $21.8 million; 2017: $16.0 million).

Following the adoption of ASU 2016-02 from January 2019, the Company now records new and modified leases as per ASC 842. The Company has elected the practical expedient to not reassess existing leases. The adoption of the standard resulted in no opening balance adjustments. See also Recently Adopted Accounting Standards within Note 1.